GLOBAL FRANCHISE PORTFOLIO
GLOBAL FRANCHISE PORTFOLIO
Objective
The Global Franchise Portfolio (the "Portfolio") seeks long-term capital appreciation.
Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold Class IS shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem Class IS shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GLOBAL FRANCHISE PORTFOLIO Class IS
Advisory Fee		0.79%
Distribution and/or Shareholder Service (12b-1) Fee		none
Other Expenses	[1]	0.17%
Total Annual Portfolio Operating Expenses	[2]	0.96%
Fee Waiver and/or Expense Reimbursement	[2]	0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.95%
[1]	Other expenses have been estimated for the current fiscal year.
[2]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Fund") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
GLOBAL FRANCHISE PORTFOLIO Class IS	97	303

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio's "Sub-Advisers," Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company"), seek long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that they believe have, among other things, resilient business franchises and growth potential. Under normal market conditions, the Portfolio invests in securities of issuers from at least three different countries, which may include the United States.

The Sub-Advisers rely on their research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting their investment criteria. The Sub-Advisers believe that the number of issuers with strong business franchises meeting their criteria may be limited, and accordingly, the Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Portfolio may also invest in the equity securities of any size company. The Portfolio's equity investments may include convertible securities.

The Sub-Advisers generally consider selling a portfolio holding when they determine that the holding no longer satisfies their investment criteria or that replacing the holding with another investment should improve the Portfolio's valuation and/or quality.

The Portfolio may utilize foreign currency forward exchange contracts, which are derivatives, in connection with its investments in foreign securities.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objective, and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

•  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

•  Liquidity. The Portfolio's investments in illiquid securities may entail greater risk than investments in other types of securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

•  Small Capitalization Companies. Investments in small capitalization companies may involve greater risk than investments in larger, more established companies. The securities issued by small capitalization companies may be less liquid, and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•  Global Franchise Companies. Changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, government regulation and economic conditions may adversely affect global franchise companies and may negatively impact the Portfolio to a greater extent than if the Portfolio's assets were invested in a wider variety of companies.

•  Non-Diversification. Because the Portfolio is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument would cause the Portfolio's overall value to decline to a greater degree.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares' performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the Class IS shares will differ because the Class IS shares have different ongoing fees. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years†

†  Class I shares are not offered in this Prospectus. Class IS shares of the Portfolio had not commenced investment operations as of December 31, 2014. Class IS shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The returns for Class IS shares are expected to be higher than the returns for Class I shares of the Portfolio as expenses of Class IS shares are estimated to be lower. Return information for the Portfolio's Class IS shares will be shown in future prospectuses offering the Portfolio's Class IS shares after the Portfolio's Class IS shares have a full calendar year of return information to report.

High Quarter	6/30/09	18.11%
Low Quarter	12/31/08	–13.37%

Average Annual Total Returns (for the calendar periods ended December 31, 2014)
Average Annual Returns GLOBAL FRANCHISE PORTFOLIO		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Inception Date
CLASS I	[1]	4.82%	12.56%	9.53%	11.37%		Nov. 28, 2001
Class IS	[1]
After Taxes on Distributions CLASS I	[1]	3.18%	11.73%	8.45%	10.45%
After Taxes on Distributions and Sale of Fund Shares CLASS I	[1]	4.19%	10.18%	7.85%	9.68%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	[2]	4.94%	10.20%	6.03%	6.33%	[3]	Nov. 28, 2001
Lipper Global Large-Cap Growth Funds Index (reflects no deduction for taxes)	[4]	3.83%	9.69%	6.27%	5.68%	[3]	Nov. 28, 2001
[1]	Class I shares are not offered in this Prospectus. Class IS shares of the Portfolio had not commenced investment operations as of December 31, 2014. Class IS shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The returns for Class IS shares are expected to be higher than the returns for Class I shares of the Portfolio as expenses of Class IS shares are estimated to be lower. Return information for the Portfolio's Class IS shares will be shown in future prospectuses offering the Portfolio's Class IS shares after the Portfolio's Class IS shares have a full calendar year of return information to report.
[2]	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure global equity market performance of developed markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Index currently consists of 23 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. It is not possible to invest directly in an index.
[3]	Since Inception reflects the inception date of Class I.
[4]	The Lipper Global Large-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Large-Cap Growth Funds classification. There are currently 10 funds represented in this Index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's Class IS shares will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.